Schedule of Investments (unaudited) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 128.5%

Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority, RB, Series A:
5.00%, 09/01/33	$3,985	$4,925,978
5.00%, 09/01/34	3,500	4,315,255
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Children’s Hospital of Albama, 5.00%, 06/01/30	10,000	11,643,600
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Series A:
5.00%, 07/01/31	1,100	1,362,768
5.00%, 07/01/32	1,150	1,419,560
5.00%, 07/01/33	1,600	1,967,504
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM)(a):
0.00%, 10/01/31	7,375	4,336,869
0.00%, 10/01/32	6,295	3,441,602
0.00%, 10/01/33	1,275	644,398
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/33	1,010	1,199,789
5.00%, 12/01/34	1,380	1,634,638
University of South Alabama, Refunding RB (AGM):
5.00%, 11/01/29	1,105	1,322,619
5.00%, 11/01/30	2,000	2,385,880

		40,600,460

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	1,015	1,016,228

Arizona — 2.0%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 02/01/34	6,340	6,774,860
Series B, 5.00%, 02/01/33	1,810	1,986,403
Arizona IDA, RB(b):
Leman Academy of Excellence, Series A, 4.00%, 07/01/29	4,135	4,192,476
Leman Academy of Excellence-Parker Colorado Campus Project, Series A, 4.50%, 07/01/29	765	795,302

Security	Par (000)	Value

Arizona (continued)
Arizona IDA, RB (b) (continued):
Odyssey Preparatory Academy Project, 4.00%, 07/01/29	$760	$778,612
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 07/01/23	355	384,717
Eagle College Preparatory Project, Series A, 4.50%, 07/01/22	305	314,797
Eagle College Preparatory Project, Series A, 5.00%, 07/01/33	1,000	1,034,170
Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	750	815,805
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A, 5.00%, 07/01/29	175	210,660
County of Maricopa IDA, Refunding RB, Banner Health, Series A, 5.00%, 01/01/31	10,000	11,992,800
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	6,000	6,348,000

		35,628,602

California — 7.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30(a)	10,530	7,799,571
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/32	1,600	1,978,208
5.00%, 11/15/33	1,855	2,285,212
California Municipal Finance Authority, ARB, LINX APM Project, AMT, 5.00%, 12/31/33	4,000	4,845,320
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/33	2,500	2,680,750
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 08/15/30	1,000	1,127,520
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A:
5.00%, 07/01/30	1,200	1,441,464
5.00%, 07/01/31	1,050	1,256,010
California School Finance Authority, RB, Real Journey Academies, Series A, 5.00%, 06/01/32(b)	1,100	1,194,479

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB:
Eskaton Properties, Inc., 5.25%, 11/15/34	$2,500	$2,728,875
Loma Linda University Medical Center, 5.00%, 12/01/28(b)	275	330,668
Loma Linda University Medical Center, 5.00%, 12/01/33(b)	1,350	1,601,896
City of Long Beach California Harbor Revenue, RB, AMT, Series A:
5.00%, 05/15/31	1,200	1,463,856
5.00%, 05/15/32	1,800	2,188,566
5.00%, 05/15/33	675	818,302
5.00%, 05/15/34	1,650	1,994,569
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT:
5.00%, 03/01/30	500	603,760
5.00%, 03/01/31	1,500	1,803,345
5.00%, 03/01/32	1,000	1,199,370
5.00%, 03/01/33	975	1,165,973
5.00%, 03/01/34	1,250	1,490,625
5.00%, 03/01/35	2,000	2,379,980
Compton Unified School District, GO, Series B (BAM)(a):
0.00%, 06/01/33	1,000	683,230
0.00%, 06/01/34	1,125	736,504
0.00%, 06/01/35	1,000	630,870
0.00%, 06/01/36	1,000	601,860
County of San Diego Regional Airport Authority, ARB, AMT, Sub-Series B, 5.00%, 07/01/33	1,000	1,202,560
El Camino Community College District, GO, CAB, Election of 2002, Series C(a):
0.00%, 08/01/30	9,090	7,429,166
0.00%, 08/01/31	12,465	9,890,479
0.00%, 08/01/32	17,435	13,425,822
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	17,287,480
Los Angeles California Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/33	3,000	3,354,720
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT, 5.00%, 01/01/32	4,110	4,408,263
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,465	3,149,654

Security	Par (000)	Value

California (continued)
Monterey Peninsula Community College District, GO, Refunding, CAB(a):
0.00%, 08/01/30	$3,500	$2,686,530
0.00%, 08/01/31	5,940	4,360,019
Poway Unified School District, GO, Election of 2008, Series A(a):
0.00%, 08/01/30	10,000	7,958,000
0.00%, 08/01/32	12,500	9,368,125
State of California, GO, Refunding, 5.00%, 08/01/30	10,000	12,460,700
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	771,518

		144,783,819

Colorado — 3.7%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	783,251
5.50%, 12/01/29	750	849,420
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/30(a)	1,000	760,350
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/33	25,000	30,614,750
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds(b):
4.00%, 12/01/23	1,000	1,039,030
4.10%, 12/01/24	5,080	5,283,251
4.20%, 12/01/25	5,280	5,497,377
Colorado Health Facilities Authority, Refunding RB:
Commonspirit Health, Series A, 4.00%, 08/01/37	3,000	3,280,080
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,604,741
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,274,860
NCMC, Inc. Project, 4.00%, 05/15/26(c)	2,860	3,342,654
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	525,065
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/27	1,500	1,757,370
5.00%, 12/01/28	1,500	1,754,025
5.00%, 12/01/30	1,350	1,571,238
5.00%, 12/01/31	1,500	1,742,280

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	$503	$535,353

		67,215,095

Connecticut — 0.6%
Capital Region Development Authority, Refunding RB:
5.00%, 06/15/30	1,095	1,324,457
5.00%, 06/15/31	1,125	1,355,344
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	8,536,570
State of Connecticut Health & Educational Facilities Authority, RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/35	400	479,664

		11,696,035

Delaware — 0.4%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
4.00%, 07/01/22	230	238,896
5.00%, 07/01/24	705	778,292
5.00%, 07/01/25	805	903,894
5.00%, 07/01/26	850	969,706
5.00%, 07/01/27	890	1,030,807
5.00%, 07/01/28	935	1,089,369
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 4.00%, 06/01/35	1,250	1,366,762

		6,377,726

District of Columbia — 0.1%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(c)	1,700	1,988,269

Florida — 8.4%
Capital Trust Agency, Inc., RB, Renaissance Charter School, Inc., Series A, 4.00%, 06/15/29(b)	1,790	1,849,696
Central Florida Expressway Authority, Refunding RB, Senior Lien:
5.00%, 07/01/32	1,610	2,000,747
5.00%, 07/01/33	2,750	3,402,630
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,499,250
City of Tampa Florida, Refunding RB, H. Lee Moffitt Cancer Center Project, Series A, 4.00%, 09/01/33	10,000	10,624,700

Security	Par (000)	Value

Florida (continued)
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	$5,000	$4,493,700
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 04/01/30	600	658,422
5.00%, 04/01/33	740	807,680
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25(b)	7,250	7,348,962
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,544,112
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 05/01/32	9,000	10,653,300
County of Orange Convention Center, Refunding RB, 4.00%, 10/01/32	9,485	10,746,695
County of Orange Florida Tourist Development Tax Revenue, Refunding RB, 5.00%, 10/01/30	11,470	15,199,126
County of Palm Beach Florida, RB, S/F Housing, Palm Beach Atlantic University, 5.00%, 04/01/29(b)	1,000	1,132,310
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	16,805	19,627,568
County of Palm Beach Health Facilities Authority, RB, Lifespace Communities, Inc., 5.00%, 05/15/31	410	473,046
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B(a):
0.00%, 06/01/30	2,000	1,579,060
0.00%, 06/01/31	1,295	988,953
0.00%, 06/01/32	2,495	1,841,036
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 05/01/31	1,200	1,259,556
Florida Development Finance Corp., RB, AMT:
VRDN, Virgin Trains USA Passenger Rail Project, Series B, 1.90%, 01/01/49(d)	3,745	3,749,501
Waste Pro USA, Inc., 5.00%, 05/01/29(b)	2,200	2,411,464

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	$2,000	$2,176,320
Jacksonville Florida Port Authority, Refunding ARB, AMT, 4.50%, 11/01/33	630	672,216
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,128,482
4.50%, 11/01/31	3,620	3,874,957
4.50%, 11/01/32	2,300	2,480,021
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center, 5.00%, 11/15/30	1,000	1,142,750
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/30	3,825	4,337,512
Tolomato Community Development District, Refunding, Special Assessment Bonds, Series A-2, 3.85%, 05/01/29	520	529,537
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 05/01/23	1,620	1,728,167
5.00%, 05/01/32	5,405	5,794,268
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Sumter County:
Phase I, 3.50%, 05/01/28	1,865	1,924,251
Phase I, 3.50%, 05/01/28	3,555	3,669,969
Phase II, 4.00%, 05/01/33	1,075	1,118,731
Phase II, 4.00%, 05/01/34	2,275	2,360,631
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 05/01/29	5,665	5,783,682

		153,613,008

Georgia — 1.1%
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/29	1,250	1,542,038
5.00%, 05/15/30	8,000	9,845,440

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 01/01/34	$8,000	$9,367,520

		20,754,998

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Compass Charter School Project, Series A, 4.63%, 07/01/29(b)	185	203,940

Illinois — 13.7%
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series H, 5.00%, 12/01/30	7,025	8,080,928
Dedicated Revenues, Series F, 5.00%, 12/01/22	4,760	5,149,892
Series C, 5.00%, 12/01/22	14,830	16,044,725
Chicago Housing Authority, RB, M/F Housing, Series A:
5.00%, 01/01/33	3,000	3,564,300
5.00%, 01/01/35	1,500	1,777,815
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/33	5,000	5,608,950
Chicago Transit Authority, Refunding RB:
Section 5307, Urbanized Area Formula Funds, 5.00%, 06/01/26	2,000	2,366,340
Section 5337, State of Good Repair Formula Funds, 5.00%, 06/01/26	1,000	1,188,440
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 01/01/31	10,375	10,790,622
4.00%, 01/01/32	10,790	11,146,070
4.00%, 01/01/33	11,220	11,589,475
4.00%, 01/01/35	9,135	9,371,870
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/27	5,000	5,240,300
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	730	809,804
City of Chicago O’Hare International Airport, Refunding GARB, Senior Lien, Series B, 5.00%, 01/01/33	6,000	7,186,740
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,739,038
4.00%, 12/01/31	1,715	1,836,559
Counties of Kane McHenry Cook & De Kalb Unit School District No. 300, GO, Refunding, Series A, 5.00%, 01/01/30	6,350	7,636,891

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	$19,750	$20,914,065
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	1,000	1,193,400
DePaul University, Series A, 4.00%, 10/01/32	1,000	1,111,320
Lutheran Home & Services Obligated Group, 5.00%, 05/15/22	2,445	2,499,964
Lutheran Home & Services Obligated Group, 5.50%, 05/15/27	3,350	3,531,335
Presence Health Network, Series C, 5.00%, 02/15/30	12,000	14,541,600
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,732,284
Rush University Medical Center, Series A, 5.00%, 11/15/32	2,075	2,394,405
Rush University Medical Center, Series A, 5.00%, 11/15/33	2,125	2,447,575
The Peoples Gas Light & Coke Company Project, 4.00%, 02/01/33	11,000	11,706,310
The University of Chicago Medical Centre, Series B, 5.00%, 08/15/30	3,205	3,863,692
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 4.00%, 12/01/31	20,000	22,149,000
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
5.00%, 12/15/28	1,200	1,387,812
5.00%, 12/15/30	1,385	1,591,850
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/30	7,000	8,003,170
State of Illinois, GO, Series A, 5.00%, 12/01/28	9,950	11,351,457
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 02/01/29	9,080	9,495,319
4.00%, 02/01/30	9,835	10,259,085

		249,302,402

Indiana — 3.3%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, First Lien, Series A, 5.00%, 10/01/35	10,000	12,556,200
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	1,385	1,506,797

Security	Par (000)	Value

Indiana (continued)
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 03/01/46(d)	$8,500	$9,391,650
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 05/01/35	22,565	23,901,751
Earlham College Project, 5.00%, 10/01/32	9,255	9,839,083
Northern Indiana Commuter Transportation District, RB:
5.00%, 07/01/32	1,000	1,185,050
5.00%, 07/01/33	1,400	1,657,040

		60,037,571

Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	13,345	14,308,375
PEFA, Inc., RB, 5.00%, 09/01/49(d)	21,415	25,300,538

		39,608,913

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,600,215

Kentucky — 0.6%
County of Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	8,636,338
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Series B, 0.00%, 07/01/30(a)	1,230	815,170
Convertible Series C, 6.40%, 07/01/33(e)	1,500	1,608,435

		11,059,943

Louisiana — 3.0%
City of Ruston Louisiana, RB (AGM):
5.00%, 06/01/29	1,060	1,275,233
5.00%, 06/01/30	1,000	1,198,610
5.00%, 06/01/31	1,020	1,218,788
5.00%, 06/01/32	1,225	1,461,143
Louisiana Public Facilities Authority, RB, Young Audiences Charter School Project, Series A, 5.00%, 04/01/30(b)	525	569,720
Louisiana Public Facilities Authority, Refunding RB:
5.00%, 05/15/29	1,235	1,459,943
5.00%, 05/15/30	990	1,165,190
3.00%, 05/15/31	2,225	2,288,946

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued):
5.00%, 05/15/32	$1,485	$1,736,871
5.00%, 05/15/33	2,175	2,538,355
Entergy Louisiana, Series B, 3.50%, 06/01/30	5,990	6,068,948
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 07/01/30	3,000	3,358,230
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(d):
2.00%, 06/01/37	2,250	2,258,123
2.10%, 06/01/37	1,305	1,311,342
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 04/01/31	300	331,992
5.00%, 04/01/32	1,000	1,105,280
5.00%, 04/01/33	1,575	1,734,469
State of Louisiana, GO, Series A, 4.00%, 05/15/30	6,540	7,106,691
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/29	1,925	2,166,203
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,425	3,584,947
5.25%, 05/15/32	4,375	4,702,119
5.25%, 05/15/33	4,750	5,101,880
5.25%, 05/15/35	1,500	1,649,880

		55,392,903

Maryland — 2.3%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/31	1,250	1,482,575
County of Anne Arundel Maryland Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 07/01/24	630	642,550
4.90%, 07/01/30	1,315	1,378,028
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/33	1,765	2,106,404
County of Prince George’s Maryland, Tax Allocation Bonds, Westphalia Town Center Project, 5.00%, 07/01/30(b)	585	654,767

Security	Par (000)	Value

Maryland (continued)
Maryland EDC, RB, Purple Line Light Rail Project, Series D, AMT, 5.00%, 03/31/30	$1,325	$1,546,871
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	3,225	3,302,593
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 01/01/31	2,865	3,426,339
Charlestown Community, Series A, 5.00%, 01/01/32	3,010	3,591,412
Charlestown Community, Series A, 5.00%, 01/01/33	3,165	3,770,528
LifeBridge Health Issue, 5.00%, 07/01/31	1,000	1,215,190
LifeBridge Health Issue, 5.00%, 07/01/32	500	605,295
Lifebridge Health Issue, 5.00%, 07/01/33	385	457,057
LifeBridge Health Issue, 5.00%, 07/01/33	1,000	1,206,730
LifeBridge Health Issue, 5.00%, 07/01/34	775	932,356
Meritus Medical Center, 5.00%, 07/01/29	2,200	2,578,884
Meritus Medical Center, 5.00%, 07/01/31	1,400	1,630,328
Meritus Medical Center, 5.00%, 07/01/33	1,200	1,392,420
State of Maryland, GO, State and Local Facilities Loan of 2019, First Series, 3.00%, 03/15/34	10,000	10,622,900

		42,543,227

Massachusetts — 2.2%
Commonwealth of Massachusetts, Refunding, GOL, Series A (AMBAC), 5.50%, 08/01/30	2,500	3,396,275
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	6,076,150
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32 (a)	5,500	4,079,075
Massachusetts Development Finance Agency, RB:
Emmanuel College Issue, Series A, 5.00%, 01/01/33	1,070	1,257,774
UMass Darthmouth Student Housing Project, 5.00%, 10/01/29	2,365	2,904,717

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued):
UMass Darthmouth Student Housing Project, 5.00%, 10/01/30	$2,485	$3,019,896
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emmanuel College Issue, 5.00%, 10/01/31	3,635	4,272,107
Emmanuel College Issue, 5.00%, 10/01/33	1,285	1,505,082
5.00%, 01/01/32	2,020	2,423,939
5.00%, 01/01/33	1,500	1,791,390
5.00%, 01/01/34	2,085	2,485,237
5.00%, 01/01/35	2,000	2,384,140
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	4,975	5,367,179

		40,962,961

Michigan — 1.6%
City of Detroit Michigan, GO:
5.00%, 04/01/26	735	822,722
5.00%, 04/01/27	580	655,777
5.00%, 04/01/28	665	758,625
5.00%, 04/01/29	665	755,207
5.00%, 04/01/30	510	588,045
5.00%, 04/01/31	735	827,742
5.00%, 04/01/32	625	701,100
5.00%, 04/01/33	830	927,359
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 06/01/33	2,750	3,131,040
Oakwood Obligation Group, 5.00%, 08/15/30	2,105	2,365,978
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 12/31/32	2,000	2,437,380
Michigan Strategic Fund, Refunding RB, Holland Home Obligated Group:
5.00%, 11/15/29	1,260	1,474,049
5.00%, 11/15/34	1,410	1,623,136
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 07/01/31	2,070	2,469,862
5.00%, 07/01/32	1,430	1,703,502

Security	Par (000)	Value

Michigan (continued)
State of Michigan Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	$8,195	$8,688,831

		29,930,355

Minnesota — 0.3%
Sartell-St Stephen Independent School District No. 748, GO, Series B(a):
0.00%, 02/01/30	3,915	2,998,420
0.00%, 02/01/31	2,190	1,626,447
0.00%, 02/01/32	1,450	1,027,108

		5,651,975

Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 03/01/30	2,280	2,697,080
5.00%, 03/01/31	1,595	1,882,116
5.00%, 03/01/32	2,000	2,355,380
5.00%, 03/01/33	1,275	1,499,910
State of Mississippi, RB:
Series A, 5.00%, 10/15/35	5,000	6,175,300
Series E, 5.00%, 10/15/33	12,225	14,331,001

		28,940,787

Missouri — 0.7%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	970	1,051,354
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,152,790
St. Louis College of Pharmacy, 5.00%, 05/01/30	3,000	3,242,160
The Children’s Mercy Hospital, 5.00%, 05/15/31	1,175	1,389,755
The Children’s Mercy Hospital, 4.00%, 05/15/32	1,680	1,862,246

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Missouri State Health & Educational Facilities Authority, Refunding RB (continued):
The Children’s Mercy Hospital, 4.00%, 05/15/33	$2,000	$2,207,100

		11,905,405

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Puget Sound Energy Project, Series A, 3.90%, 03/01/31(d)	10,050	10,609,082

Nebraska — 0.6%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 09/01/27	5,000	5,421,600
Gas Project No. 3, 5.00%, 09/01/32	4,500	4,879,440
Elkhorn School District, GO, Elkhorn Public Schools:
4.00%, 12/15/32	325	383,120
4.00%, 12/15/33	375	440,032

		11,124,192

Nevada — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27(b)	335	374,788

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(b)	2,205	2,329,671
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,657,110

		6,986,781

New Jersey — 15.4%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,588,250
5.00%, 11/01/22	1,890	2,027,611
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,612,350
New Jersey Economic Development Authority, RB, Beloved Community Charter School, Inc. Project, Series A, 4.00%, 06/15/29(b)	665	708,218

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	$12,230	$13,341,707
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,740	1,992,283
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,315	1,505,425
Foundation Academy Charter School Project, Series A, 4.00%, 07/01/29	350	385,626
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 01/01/28	4,705	5,323,049
Series DDD, 5.00%, 06/15/35	2,000	2,284,620
State Government Buildings Project, Series A, 5.00%, 06/15/32	4,500	5,216,805
State Government Buildings Project, Series C, 5.00%, 06/15/32	3,600	4,173,444
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	10,610	11,459,543
Cigarette Tax, 4.25%, 06/15/27	16,500	17,486,535
Continental Airlines, Inc. Project, AMT, 5.75%, 09/15/27	6,200	6,829,920
Provident Group — Montclaire Properties LLC (AGM), 5.00%, 06/01/30	1,500	1,806,810
Provident Group — Montclaire Properties LLC (AGM), 5.00%, 06/01/31	1,750	2,102,870
Provident Group — Montclaire Properties LLC (AGM), 4.00%, 06/01/32	2,125	2,370,225
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/28	1,000	1,213,310
Series BBB, 5.50%, 06/15/29	10,000	11,924,200
Sub-Series A, 4.00%, 07/01/32	9,855	10,513,610
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	5,000	5,863,250
New Jersey EDA, RB, Reunding Cranes Mill Project, 5.00%, 01/01/29	2,280	2,666,939
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 07/01/29	2,900	3,479,275
Princeton HealthCare System, 5.00%, 07/01/30	2,400	2,870,928
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/30	11,245	13,401,791

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph Health System, 5.00%, 07/01/28	$1,500	$1,762,500
St. Joseph Health System, 5.00%, 07/01/29	1,250	1,463,800
St. Joseph Health System Obligated Group Issue, 5.00%, 07/01/30	1,100	1,283,084
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, AMT:
Series 1A, 5.00%, 12/01/25	5,500	6,508,590
Series 1A, 5.00%, 12/01/26	2,250	2,655,405
Series A, 4.00%, 12/01/32	2,500	2,787,925
Series A, 4.00%, 12/01/33	2,000	2,218,460
Series A, 4.00%, 12/01/34	1,000	1,103,890
Series A, 4.00%, 12/01/35	1,000	1,099,970
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	12,660	13,362,503
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/27	4,225	4,886,973
Transportation Program, Series AA, 5.25%, 06/15/28	4,500	5,185,125
Transportation System, Series AA, 4.00%, 06/15/30	10,815	11,162,919
Transportation System, Series C, 5.25%, 06/15/32	10,000	11,265,100
Transportation System, Series D, 5.00%, 06/15/32	5,000	5,560,900
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	6,600	7,696,392
5.00%, 12/15/30	20,000	23,672,000
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 01/01/27	5,000	5,991,000
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	568,775
5.00%, 11/01/34	500	566,290
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	16,740	20,511,187
5.00%, 06/01/32	8,270	10,048,050

Security	Par (000)	Value

New Jersey (continued)
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 07/15/30	$2,000	$2,268,140
5.00%, 07/15/31	1,450	1,641,313

		280,418,885

New Mexico — 1.0%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/34(f)	480	544,954
New Mexico Educational Assistance Foundation, RB, Education Loan, AMT:
Series A-1, 3.75%, 09/01/31	6,250	6,660,625
Series A-2, 3.80%, 11/01/32	5,850	6,216,619
Series A-2, 3.80%, 09/01/33	5,000	5,298,550

		18,720,748

New York — 4.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(b)	900	973,251
County of Nassau New York, GOL, Series A (AGM):
5.00%, 04/01/34	4,165	5,108,539
5.00%, 04/01/35	4,385	5,363,513
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Series C-1, 5.00%, 11/15/34	10,000	12,193,200
CAB, Series A, 0.00%, 11/15/30(a)	23,000	18,188,170
Green Bond, CAB, Series C-2, 0.00%, 11/15/32(a)	19,315	13,396,111
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	5,150	6,376,679
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 07/01/32	5,500	5,882,690
4.00%, 07/01/33	6,000	6,399,780
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	3,465	3,614,064

		77,495,997

Ohio — 1.4%
County of Butler Ohio, Refunding RB, UC Health:
5.00%, 11/15/30	1,225	1,494,255
5.00%, 11/15/31	2,500	3,040,600

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Butler Ohio, Refunding RB, UC Health (continued):
5.00%, 11/15/32	$2,200	$2,665,168
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 07/01/28	500	500,730
5.63%, 07/01/32	1,000	1,001,610
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,463,720
Ohio Air Quality Development Authority, Refunding RB:
AMT, 3.95%, 11/01/32(d)(g)(h)	1,500	1,291,668
Ohio Valley Electric Corp., 3.25%, 09/01/29	4,450	4,581,052
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	1,625	1,881,100
5.00%, 12/31/30	2,400	2,770,896

		24,690,799

Oklahoma — 0.7%
Norman Regional Hospital Authority, Refunding RB:
5.00%, 09/01/27	2,100	2,540,874
5.00%, 09/01/28	2,000	2,403,360
5.00%, 09/01/29	2,150	2,568,498
5.00%, 09/01/30	5,130	6,100,647

		13,613,379

Oregon — 0.5%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,831,346

Pennsylvania — 18.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/23	640	679,610
5.00%, 05/01/28	835	976,332
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/27	6,750	7,189,627
5.00%, 05/01/28	5,000	5,322,800
5.00%, 05/01/29	3,745	3,984,343
5.00%, 05/01/30	5,300	5,635,013

Security	Par (000)	Value

Pennsylvania (continued)
Chester County Health & Education Facilities Authority, Refunding RB, Series A:
Main Line Health System, 5.00%, 10/01/32	$1,450	$1,773,321
Main Line Health System, 5.00%, 10/01/33	2,300	2,812,969
Simpson Senior Services Project, 5.00%, 12/01/30	2,180	2,384,767
City of Philadelphia Pennsylvania, GO, Refunding:
(AGM), 4.00%, 08/01/32	6,000	6,844,440
(AGM), 5.00%, 08/01/30	9,235	11,400,146
Series A, 5.00%, 08/01/30	4,500	5,457,195
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/30	3,500	4,324,705
5.00%, 06/01/32	6,000	7,352,700
Commonwealth of Pennsylvania, GO, Refunding, 1st Series, 4.00%, 01/01/30	7,000	7,932,260
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A:
5.00%, 04/01/31	3,075	3,750,362
5.00%, 04/01/34	3,345	4,028,551
5.00%, 04/01/35	1,000	1,199,540
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series A, 4.00%, 01/01/35(d)(g)(h)	3,000	2,583,336
County of Berks IDA, Refunding RB, Tower Health Project:
5.00%, 11/01/29	2,000	2,388,740
5.00%, 11/01/30	2,000	2,371,140
5.00%, 11/01/34	2,500	2,903,725
5.00%, 11/01/35	3,325	3,847,690
County of Chester IDA, Woodlands At Graystone Project, 4.38%, 03/01/28(b)	265	280,381
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
5.00%, 01/01/29	1,300	1,472,367
5.00%, 01/01/30	2,675	3,022,376
5.00%, 01/01/32	1,510	1,716,885
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 06/01/31	2,275	2,512,669

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Delaware Authority, Refunding RB, Cabrini University:
5.00%, 07/01/26	$1,180	$1,385,875
5.00%, 07/01/28	800	952,064
5.00%, 07/01/29	1,365	1,614,563
5.00%, 07/01/30	1,435	1,689,397
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, Series A, 3.00%, 08/15/30	2,535	2,678,075
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
5.00%, 09/01/31	1,750	2,152,518
5.00%, 09/01/32	1,315	1,609,284
4.00%, 09/01/34	3,000	3,367,170
4.00%, 09/01/35	1,735	1,938,359
4.00%, 09/01/36	1,500	1,670,430
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,704,000
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/29	3,250	3,732,105
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/30	6,185	7,078,732
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 01/01/30	2,000	2,092,820
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 08/15/33	12,660	13,971,070
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/34	5,400	6,604,362
County of Westmoreland Municipal Authority, Refunding RB (BAM):
5.00%, 08/15/27	1,500	1,776,285
5.00%, 08/15/31	5,000	6,111,700
5.00%, 08/15/32	17,945	21,864,726
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-2:
5.00%, 02/15/32	4,000	4,790,280
5.00%, 02/15/34	1,750	2,084,075
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,881,500
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	16,500	19,033,080

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued):
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	$13,100	$15,338,528
VRDN, Waste Management, Inc. Project, AMT, 2.15%, 07/01/41 (d)	1,840	1,865,926
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center, 5.00%, 03/15/31	4,500	5,392,620
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	9,448,890
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 05/01/30	425	498,079
Drexel University, 5.00%, 05/01/31	1,000	1,168,830
Drexel University, 5.00%, 05/01/32	1,750	2,041,498
Drexel University, 5.00%, 05/01/33	3,320	3,867,634
Drexel University, 5.00%, 05/01/35	1,000	1,158,650
La Salle University, 4.00%, 05/01/32	3,000	3,086,490
Pennsylvania Housing Finance Agency, Refunding RB, Series 125-A, AMT, 3.40%, 10/01/32	9,000	9,396,090
Pennsylvania Turnpike Commission, RB, Sub-Series B-1:
5.00%, 06/01/31	3,000	3,607,500
5.00%, 06/01/32	4,075	4,883,154
5.00%, 06/01/33	4,000	4,777,520
Pennsylvania Turnpike Commission, Refunding RB:
Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	6,010,000
Subordinate, Series B-2 (AGM), 5.00%, 06/01/34	5,000	6,045,050
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/32	1,000	1,206,840
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/33	1,815	2,181,194
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/34	1,500	1,796,565
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	2,005	2,395,073
Philadelphia Gas Works Co., Refunding RB, General Ordinance, Series 14-T, 5.00%, 10/01/30	425	506,298
State Public School Building Authority, RB, School District of Philadelphia Project(c):
5.00%, 04/01/22	4,130	4,504,550

11

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
State Public School Building Authority, RB, School District of Philadelphia Project(c) (continued):
5.00%, 04/01/22	$8,000	$8,725,520
5.00%, 04/01/22	6,000	6,544,140
5.00%, 04/01/22	5,500	5,998,795
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 07/01/30	825	928,793
5.00%, 07/01/30	1,280	1,393,792
Wayne County Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A:
5.00%, 07/01/31	460	555,666
4.00%, 07/01/33	440	488,866

		338,743,011

Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Restructured(a):
Series A-1, 0.00%, 07/01/29	9,330	6,977,067
Series A-1, 0.00%, 07/01/31	30,273	21,160,827
Series A-1, 0.00%, 07/01/33	43,149	27,508,782
Series B-1, 0.00%, 07/01/31	5,755	3,948,506
Series B-1, 0.00%, 07/01/33	6,477	4,148,389

		63,743,571

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/30	1,500	1,769,835
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	13,944,150
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/28	2,750	3,159,448
5.00%, 06/01/29	4,500	5,159,880

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series A (continued):
5.00%, 06/01/30	$4,215	$4,820,358

		28,853,671

South Carolina — 0.7%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/35	10,000	12,012,600

Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Common spirit Health, Series A, 4.00%, 08/01/36	2,000	2,193,700
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	7,033,943
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/31	1,300	1,539,057
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	565	605,612

		11,372,312

Texas — 15.1%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/30	1,600	1,866,208
5.00%, 01/01/31	1,175	1,367,547
5.00%, 01/01/33	1,500	1,739,340
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/32	12,500	14,145,750
5.00%, 08/15/33	14,000	15,841,140
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,973,740
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	6,470	6,610,334
Series D, 5.00%, 07/01/33	7,000	8,698,690
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series B:
5.25%, 11/15/33	4,000	4,899,240
5.00%, 11/15/34	7,315	8,806,748

12

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/33	$1,650	$1,898,820
Clifton Higher Education Finance Corp., Refunding RB, Series A:
Idea Public Schools (PSF-GTD), 4.00%, 08/15/31	1,250	1,405,737
Idea Public Schools (PSF-GTD), 4.00%, 08/15/33	1,200	1,343,100
Uplift Education, 3.10%, 12/01/22	480	487,253
Uplift Education, 3.95%, 12/01/32	1,800	1,847,250
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 08/15/33	12,325	13,145,845
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 01/01/28	500	547,355
6.38%, 01/01/33	460	510,076
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 01/01/33	1,090	1,162,267
YMCA of the Greater Houston Area, 5.00%, 06/01/28	1,150	1,251,350
YMCA of the Greater Houston Area, 5.00%, 06/01/33	3,000	3,235,020
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 05/01/30	31,120	36,895,561
Series B (AMBAC), AMT, 4.55%, 05/01/30	10,000	11,718,200
Series B-2, 4.00%, 06/01/30	12,995	13,763,264
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(a):
0.00%, 09/15/31	6,235	4,224,836
0.00%, 09/15/32	15,135	9,733,167
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/35	6,000	7,340,040
Baylor Health Care System Project, Series A, 4.00%, 11/15/31	5,500	5,904,415
Baylor Health Care System Project, Series A, 4.00%, 11/15/32	15,420	16,506,185

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	$1,000	$1,124,750
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD)(a):
0.00%, 08/15/31	1,200	790,452
0.00%, 08/15/32	2,000	1,251,660
0.00%, 08/15/33	4,485	2,667,005
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(b)	4,125	4,469,850
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 04/01/29	2,290	2,530,175
Stephenville LLC Tarleton State University Project, 5.38%, 04/01/28	1,150	1,262,850
Stephenville LLC Tarleton State University Project, 5.00%, 04/01/29	725	803,148
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,773,568
New Hope Cultural Education Facilities Finance Corp., RB, Series A(b):
CityScape Schools, Inc., 4.00%, 08/15/29	335	362,363
Jubilee Academic Center Project, 3.63%, 08/15/22	280	285,012
Jubilee Academic Center Project, 4.25%, 08/15/27	450	458,906
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/35	5,750	6,879,587
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 01/01/22	400	411,844
5.50%, 01/01/32	1,000	1,054,470
Socorro Independent School District, GO, Refunding, Series B, 4.00%, 08/15/34	3,000	3,398,310
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	13,000	14,171,430
5.00%, 12/15/31	25,000	27,218,250

13

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Public Finance Authority, Refunding RB, Midwestern State University, 4.00%, 12/01/31	$1,650	$1,857,058
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier, 5.00%, 10/01/22	3,000	3,327,870

		275,967,036

Virginia — 0.7%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,206,040
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 07/01/30	3,000	3,131,640
4.50%, 07/01/32	1,100	1,144,341
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	510,205
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 07/01/30(b)	2,000	2,262,740
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 07/01/34	3,940	4,191,293

		13,446,259

Washington — 2.2%
Grant & Douglas Counties School District No. 144-101 Quincy, GO, 4.00%, 12/01/34	7,475	8,408,777
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
5.00%, 09/01/27	1,000	1,047,580
5.25%, 09/01/32	1,850	1,935,414
Port of Seattle Washington, Refunding RB, Interemediate Lien, AMT, Series C, 5.00%, 05/01/34	6,000	7,123,080
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 04/01/30	5,000	5,467,300
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 01/01/31	1,000	1,182,360
5.00%, 01/01/32	1,140	1,344,801
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/35	9,485	11,490,888

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 07/01/28	$1,000	$1,113,800
5.00%, 07/01/33	1,100	1,217,953

		40,331,953

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, West Virginia University Health System, Series A:
5.00%, 06/01/31	1,950	2,351,700
5.00%, 06/01/33	1,100	1,317,888

		3,669,588

Wisconsin — 2.4%
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	6,690	7,358,599
Penick Village Obligation Group, 4.00%, 09/01/29(b)(f)	445	462,382
Waste Management, Inc. Project, AMT, 2.63%, 11/01/25	3,000	3,138,180
Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 07/01/28	2,250	2,447,280
State of Wisconsin, GO, Series B, 3.00%, 05/01/33	5,000	5,089,200
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Advocate Aurora Health Credit Group, Series C-4, 1.74%, 08/15/54(d)	8,200	8,264,107
Marquette University, 4.00%, 10/01/32	4,520	4,789,708
Milwaukee Regional Medical Center Thermal Service, Inc., 5.00%, 04/01/35	2,500	3,077,725
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, 3.00%, 09/01/32	9,000	9,280,980

		43,908,161

Total Municipal Bonds — 128.5% (Cost — $2,189,095,609)		2,345,728,996

14

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Colorado — 4.7%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT(j):
4.25%, 11/15/29	$33,820	$36,439,502
4.25%, 11/15/30	35,210	37,937,163
4.25%, 11/15/31	8,085	8,711,217
4.25%, 11/15/32	2,230	2,402,723

		85,490,605

Florida — 5.5%
County of Broward Florida, ARB, Series Q-1(j):
4.00%, 10/01/29	17,200	18,435,149
4.00%, 10/01/30	18,095	19,394,420
4.00%, 10/01/31	18,820	20,171,483
4.00%, 10/01/32	19,575	20,980,700
4.00%, 10/01/33	20,355	21,816,712

		100,798,464

Iowa — 2.5%
Iowa State Board of Regents, RB, University of Iowa Hospitals & Clinics:
4.00%, 09/01/28	3,375	3,600,072
4.00%, 09/01/29	6,524	6,960,139
4.00%, 09/01/30	6,324	6,746,802
4.00%, 09/01/31	8,649	9,226,851
4.00%, 09/01/32	7,749	8,266,832
4.00%, 09/01/33	9,374	10,000,200

		44,800,896

Nevada — 1.1%
Clark County Nevada, 4.00%, 11/01/34	17,710	19,839,625

Pennsylvania — 2.6%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(j)	20,000	24,644,600

Security	Par (000)	Value

Pennsylvania (continued)
Lehigh County Pennsylvania General Purpose Hospital, 4.00%, 07/01/33	$22,285	$23,473,012

		48,117,612

Texas — 8.8%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing & Expansion Project(j):
4.00%, 09/15/30	15,000	16,042,682
4.00%, 09/15/31	19,475	20,828,748
4.00%, 09/15/32	18,075	19,331,431
4.00%, 09/15/33	11,000	11,764,633
4.00%, 09/15/34	11,885	12,711,151
4.00%, 09/15/35	4,500	4,812,804
Dallas Fort Worth International Airport, Refunding RB, AMT(c)(j):
Series E, 4.00%, 11/01/20	6,915	7,146,107
Series E, 4.13%, 11/01/20	10,435	10,783,749
Series F, 5.00%, 11/01/20	12,820	13,248,459
Series F, 5.00%, 11/01/20	15,565	16,085,200
Series F, 5.00%, 11/01/20	10,000	10,334,211
Series F, 5.00%, 11/01/20	17,170	17,743,841

		160,833,016

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.2% (Cost — $436,483,400)		459,880,218

Total Long-Term Investments — 153.7% (Cost — $2,625,579,009)		2,805,609,214

	Shares

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(k)(l)	5,664,928	5,665,495

Total Short-Term Securities — 0.3% (Cost — $5,665,495)		5,665,495

Total Investments — 154.0% (Cost — $2,631,244,504)		2,811,274,709

Other Assets Less Liabilities — 1.5%		26,584,737

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.4)%		(262,503,682)

Preferred Shares, at Redemption Value — (41.1)%		(750,000,000)

Net Assets Applicable to Common Shares — 100.0%		$1,825,355,764

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

15

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 01, 2020 to March 01, 2026, is $221,778,857.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,725,793	1,939,135	5,664,928	$5,665,495	$7,223	$61	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bonds

S/F	Single-Family

VRDN	Variable Rate Demand Notes

16

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,805,609,214	$—	$2,805,609,214
Short-Term Securities	5,665,495	—	—	5,665,495

Total	$5,665,495	$2,805,609,214	$—	$2,811,274,709

(a)	See above schedule of investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
RVMTP Shares at Liquidation Value	$—	$(750,000,000)	$—	$(750,000,000)
TOB Trust Certificates	—	(261,819,915)	—	(261,819,915)

	$—	$(1,011,819,915)	$—	$(1,011,819,915)

17